Income tax - Reconciliation of expected income tax to actual income tax expense (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2018 USD ($)	Mar. 31, 2018 CNY (¥)	Mar. 31, 2017 CNY (¥)	Mar. 31, 2016 CNY (¥)
Income tax
Income before income tax expense	$ 48,391	¥ 303,535	¥ 166,311	¥ 141,333
Computed "expected" tax expense	12,098	75,884	41,578	35,333
PRC dividend withholding tax			(14,300)	5,200
Non-taxable income				(7,950)
Preferential tax rates	(7,826)	(49,093)	(39,931)	(33,049)
Others	455	2,855	491	4,922
Total income tax expense	9,989	62,656	37,622	50,000
Hong Kong
Income tax
Non-PRC entities not subject to income tax	2	11	9	(101)
Total income tax expense		0	0	0
British Virgin Islands
Income tax
Non-PRC entities not subject to income tax	2	14	746	(2,072)
Cayman Islands
Income tax
Non-PRC entities not subject to income tax	$ 5,258	¥ 32,985	¥ 49,029	¥ 47,717